SUPPLEMENT DATED APRIL 30, 2026 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco NASDAQ 100 Index Fund
(the “Fund”)

This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
Nasdaq, Inc., the index provider of the Nasdaq-100 Index®, the Fund’s underlying index (the “Underlying Index”), has announced certain changes to the Underlying Index methodology, which take effect on May 1, 2026. Accordingly, on that date, the Fund’s Prospectuses are revised as follows
1. The following disclosure replaces the second sentence of the first paragraph in the section titled Principal Investment Strategies of the Fund’s Summary Prospectus and the first sentence of the fourth paragraph in the section titled Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies of the Fund’s Statutory Prospectus:
The Underlying Index is designed to include securities of 100 of the largest domestic and international non-financial companies listed on U.S. Nasdaq-affiliated listing exchanges based on market capitalization.
2. The following disclosure replaces the first sentence of the second paragraph in the section titled Principal Investment Strategies of the Fund’s Summary Prospectus:
The Underlying Index is calculated under a “modified market capitalization-weighted” methodology, which takes into account the market value of the component securities subject to certain weight restrictions pursuant to the Index Provider’s methodology. The Underlying Index reflects companies from all major sectors, except for companies that are classified as “financials” according to the Industry Classification Benchmark (“ICB”), a product of FTSE International Limited.
3. The following disclosure replaces the fifth, sixth and seventh paragraphs in the section titled Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies – in the Fund’s Statutory Prospectus:
To be eligible for inclusion in the Underlying Index, a security must meet additional criteria, including:
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the security must have a three-month average daily traded value of at least $5 million;
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the security may not be issued by an issuer currently in bankruptcy proceedings;
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the issuer of the security generally may not have entered into a definitive agreement or other arrangement that would make it ineligible for inclusion in the Underlying Index and where the transaction is imminent as determined by the Index Provider;
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if an issuer has listed multiple security classes, all security classes are eligible, subject to meeting all other eligibility criteria; and
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the security must have traded for at least three full calendar months, not including the month of initial listing, on an eligible exchange (such as, but not limited to, The Nasdaq Stock Market® LLC, the New York Stock Exchange, NYSE American or Cboe BZX), and is determined as of the constituent selection reference date, including that month.
In addition, certain newly listed issuers, such as those that are listed via an initial public offering (“IPO”) or ones that were recently listed on an eligible exchange, may be added to the Underlying Index on an expedited (“fast entry”) basis. Such issuers will be evaluated as of the end of their seventh trading day and will be added to the Underlying Index after 15 trading days (except that, if the 15th trading day falls in the same month as the scheduled reweighting or rebalance, then such issuers will either be added to the Underlying Index as part of the scheduled reweighting or rebalance or no sooner than five trading days after the scheduled reweighting or rebalance, as applicable, per the requirements of the Index Provider’s methodology). Issuers that are added to the Underlying Index on a fast entry basis must, among other things, satisfy all applicable eligibility criteria and their market capitalization must rank within the top 40 Underlying Index constituents. Fast entry additions will be weighted based on the Index Provider’s “modified market capitalization-weighted” methodology. Their addition to the Underlying Index will not require removal of another security and may temporarily increase the Underlying Index constituent count to more than 100.
The Underlying Index is rebalanced annually after the close of trading on the third Friday in December. To be eligible for inclusion in the Underlying Index, a security must meet the applicable eligibility criteria based on data as of the last trading day in November. The Underlying Index is calculated under a “modified market capitalization-weighted” methodology, which takes into account the market value of the component securities subject to certain weight restrictions pursuant to the Index Provider’s
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methodology. At the annual weight adjustment, no security may exceed 15% of the Underlying Index. At the quarterly weight adjustment, no issuer may exceed 24% of the weight of the Underlying Index. As of October 31, 2025, the Underlying Index was comprised of 102 constituents with market capitalizations ranging from $7.2 billion to $4.9 trillion.
The Underlying Index is typically reweighted quarterly in March, June, September and December after the close of trading on the third Friday in those respective months. The reweighting process uses data regarding the total outstanding shares and last sale price of all component securities as of the last trading day of the month prior to the reweighting (i.e., February, May, August and November, respectively). However, a special reweighting may be conducted at any time if certain weighting restrictions are exceeded based on end-of-day values. In addition, securities may be removed from the Underlying Index outside of a scheduled rebalance in certain situations, including, for example, if the Index Provider determines that a security has or will undergo a fundamental alteration that would make it ineligible for inclusion in the Underlying Index, or if it is determined to be necessary to maintain the integrity of the Underlying Index. Furthermore, certain corporate actions and events of issuers in the Underlying Index may require maintenance and adjustments to the Underlying Index.
4. The following information replaces in its entirety the information regarding Merrill Lynch under the heading “Shareholder Account Information – Initial Sales Charges (Class A Shares Only) – Class A Shares Sold Without an Initial Sales Charge –Financial Intermediary-Specific Arrangements” in the prospectus for the Fund:
Merrill Lynch (“Merrill”)
Purchases or sales of front-end (for example, Class A) or level-load (for example, Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund's prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client's responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers, discounts, and share class exchanges is available in the Merrill Sales Load Waiver and Discounts Supplement (the "Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
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Front-end Load Waivers Available at Merrill
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Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
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Shares purchased through a Merrill investment advisory program
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Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
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Shares purchased through the Merrill Edge Self-Directed platform
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Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
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Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement
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Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)
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Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees)
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Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement.
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Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
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Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3)).
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Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement.
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Shares sold due to return of excess contributions from an IRA account.
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Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation.
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Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.
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Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
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Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement
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Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.
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On or about May 1, 2026, assets not held at Merrill will no longer be included in the ROA calculation. For more detail on the timing and calculation, please refer to the Merrill SLWD Supplement.
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Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.
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On or about May 1, 2026, Merrill will no longer accept new LOIs. For more detail on the timing, please refer to the Merrill SLWD Supplement.
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